INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Notes and other explanatory information [abstract]
Current income tax expense	$ 254	¥ 1,837	¥ 1,548	$ 445	¥ 3,066	¥ 2,294	¥ (4,436)
Deferred income tax expense/ (benefit)				405	2,798	(159)	5,694
Total	252	1,827	357	$ 850	¥ 5,864	¥ 2,135	¥ 1,258
Deferred income tax benefit	$ (2)	¥ (10)	¥ (1,191)